Equity (Details) - Schedule of Net Sales, Net Income, Cash Provided by Operations, Total Assets and Total Liabilities - PPC [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Net Sales, Net Income, Cash Provided by Operations, Total Assets and Total Liabilities [Line Items]
Net revenue	$ 4,559,314	$ 4,308,091	$ 8,921,248	$ 8,473,719
Net income	326,303	60,456	500,724	65,643
Net cash provided by operating activities			989,656	89,341
Total assets	10,078,457	9,810,361	10,078,457	9,810,361
Total liabilities	$ 6,332,976	$ 6,465,784	$ 6,332,976	$ 6,465,784